Bank borrowings	12 Months Ended
Dec. 31, 2022
Bank borrowings.
Bank borrowings
17	Bank borrowings

	As of December 31,
	2021	2022
1-year revolving loans denominated in RMB at interest rates of 5.22% (2021: 5.22%) per annum	31,912	18,411
Half-year revolving loans denominated in RMB at interest rates ranging from 3.00% to 5.00% (2021: 3.00% to 6.25%) per annum	26,691	15,896
Revolving service trade loans denominated in HK$ at interest rates ranging from 8.6% to 8.64% (2021: 4.35% to 4.43%) per annum	84	4
3-month revolving loan denominated in RMB at an interest rate of 3.00% (2021: 3.00%) per annum	9,917	7,876
1-year term loans denominated in RMB at interest rates ranging from 3.65% to 4% (2021: 3.85% to 4.50%) per annum	6,926	2,096
	75,530	44,283

Note:

(i)	Corporate guarantee by the Company, bank deposits of the Group of US$22,543 (2021: US$36,146) and accounts receivable of the Group of US$5 (2021: US$18,250) are provided as pledge to secure the obligations under the facilities from certain banks.
(ii)	Out of the total banking facilities of US$213,289 and US$165,288 available to the Group as of December 31, 2021 and 2022, respectively, US$75,530 and US$44,283 have been utilized by the Group as of December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, total undrawn revolving, service trade and term loan facilities amounted to US$97,420, US$18,093 and US$5,492 (2021: US$115,338, US$18,013 and US$4,408) respectively. Total undrawn facilities available for draw-down as of December 31, 2021 and 2022, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities, amounted to US$33,326 and US$41,235, respectively. Subsequent to December 31, 2022, available facilities from certain banks to the Group were reduced whereby total undrawn facilities available for draw-down, net of bank deposits that would need to be pledged as restricted cash upon utilization of the facilities as of February 28, 2023 dropped to US$17,395.
(iii)	As of December 31, 2021, a financial covenant (minimum quarterly EBITDA as defined in the banking facilities agreements) as set out in one of the loan agreements has been breached. The Group has obtained waiver letter such that the bank would not demand immediate repayment from the Group. As of December 31, 2022, no financial covenants as set out in these loan agreements were breached.

The weighted average interest rate for bank borrowings outstanding as of December 31, 2021 and 2022 was 4.64% and 4.48% per annum, respectively. Other than those shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2022.